Fair Value Measurements (Details) - Schedule of Assets and Liabilities at Fair Value - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
RFI Shares [Member]
Financial Assets
Assets, Fair Value Disclosure	$ 3,383	$ 1,857
RFI Shares [Member] | Level 1 [Member]
Financial Assets
Assets, Fair Value Disclosure	3,383	1,857
Warrants and phantom warrants [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	1,531	21,566
Warrants and phantom warrants [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	1,531	21,566
NPA [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	55,438	21,976
NPA [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	55,438	21,976
Earn-out liability [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	749	2,997
Earn-out liability [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	749	2,997
Other [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	200	186
Other [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure	$ 200	186
CLAs [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure		55,940
CLAs [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure		55,940
Facility loans [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure		23,151
Facility loans [Member] | Level 1 [Member]
Financial Liabilities
Liabilities, Fair Value Disclosure		$ 23,151